Condensed Consolidated Balance Sheets	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Current assets
Cash and cash equivalents	$ 42,259	$ 54,989	$ 129,552
Accounts receivable, net	36,598	47,623	38,384
Other current assets	80,943	105,326	140,400
Loan to third parties			400,000
Deferred offering costs	384,280	500,038	497,302
Inventories	239,507	311,655	310,007
Total current assets	783,587	1,019,631	1,515,645
Non-current assets
Property and equipment, net	159,884	208,047	286,558
Right-of-use assets	38,905	50,625	131,845
Total non-current assets	198,789	258,672	418,403
TOTAL ASSETS	982,376	1,278,303	1,934,048
Current liabilities
Accounts payable	44,581	58,010	93,931
Accruals and other payables	599,408	779,971	541,678
Amount due to major shareholders	2,886,043	3,755,423	2,995,423
Bank loans, current	43,767	56,951	55,613
Operating lease liabilities, current	31,022	40,368	109,142
Total current liabilities	3,604,821	4,690,723	3,795,787
Non-current liabilities
Bank loans, non-current	38,085	49,557	78,366
Operating lease liabilities, non-current	7,883	10,257	22,703
Total non-current liabilities	45,968	59,814	101,069
TOTAL LIABILITIES	3,650,789	4,750,537	3,896,856
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	7,868,830	10,239,208	10,239,208
Subscription receivable	(28,627)	(37,251)	(37,251)
Accumulated other comprehensive loss	(4,089)	(5,321)	(1,143)
Accumulated deficit	(10,507,222)	(13,672,378)	(12,167,130)
Total shareholders’ deficit	(2,668,413)	(3,472,234)	(1,962,808)
TOTAL LIABILITIES AND EQUITY	982,376	1,278,303	1,934,048
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares	1,110	1,445	1,445
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares	$ 1,585	$ 2,063	$ 2,063